Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Current Assets	Other Current Assets:

	2022	2021
Prepaid expenses	Ps. 1,695	Ps. 1,805
Agreements with customers	208	111
Others	3	2
	Ps. 1,906	Ps. 1,918

Summary of Prepaid Expenses
Prepaid expenses as of December 31, 2022 and 2021 are as follows:

	2022	2021
Advances for inventories	Ps. 1,478	Ps. 1,627
Advertising and promotional expenses paid in advance	117	105
Prepaid insurance	100	73
	Ps. 1,695	Ps. 1,805

Summary of Other Current Financial Assets	Other Current Financial Assets:

	2022	2021
Restricted cash	Ps. 243	Ps. 239
Derivative financial instruments (See Note 20)	2,668	692
	Ps. 2,911	Ps. 931